Restructuring Activities - Summary of Charges Related to Restructuring Activities (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016
Restructuring Cost And Reserve [Line Items]
Expenses	$ 4,901	$ 809	$ 5,710
Less: Payments			(3,565)
Less: Non-Cash Expenses			(1,371)
Accrued Restructuring Expenses	774		774
Severance Benefits and Related Costs Due to Workforce Reduction [Member]
Restructuring Cost And Reserve [Line Items]
Expenses			5,710
Less: Payments			(3,565)
Less: Non-Cash Expenses			(1,371)
Accrued Restructuring Expenses	$ 774		$ 774